Share-Based Compensation (Annual and Quarter) (Detail) - Changes in the stock option plans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares Authorized,Balance		29,000	39,000	39,000
Number of Shares Granted,Balance		12,000	23,000	26,000
Number of Shares Available,Balance		17,000	16,000	13,000
Weighted Average Exercise Price, Balance (in Dollars per share)	$ 5.57	$ 4.99	$ 4.51	$ 4.57
Expired		(10,000)
Expired		(11,000)	(3,000)
Expired		1,000	3,000
Expired (in Dollars per share)	$ 4.30	$ 3.97	$ 5.03